Derivative Instruments (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net realized gains (losses) on foreign currency forward contracts	$ 111	$ (125)
Net change in unrealized appreciation (depreciation) on foreign currency forward contracts	(78)	254
Net realized and unrealized gains on foreign currency forward contracts	$ 33	$ 129